General - Statement of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2015	May. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	$ 222	$ 98	$ 271	$ 78
Depreciation and amortization	$ 406	410	807	815
Inventories			11	(9)
Insurance recoverables, prepaid expenses and other			61	216
Claims reserves and accrued and other liabilities			$ (5)	(221)
Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income		98		78
Depreciation and amortization		410		815
Inventories				(9)
Insurance recoverables, prepaid expenses and other				216
Claims reserves and accrued and other liabilities				(221)
As Previously Reported | Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income		106		91
Depreciation and amortization		409		814
Inventories				(8)
Insurance recoverables, prepaid expenses and other				201
Claims reserves and accrued and other liabilities				(219)
Adjustment | Reclassification of Expense
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income		(8)		(13)
Depreciation and amortization		$ 1		1
Inventories				(1)
Insurance recoverables, prepaid expenses and other				15
Claims reserves and accrued and other liabilities				$ (2)